Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000703153
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
General Money Market Fund, Inc (First Prospectus Summary) | General Money Market Fund, Inc | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMXX
General Government Securities Money Market Fund (First Prospectus Summary) | General Government Securities Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGSXX
General Treasury Prime Money Market Fund (First Prospectus Summary) | General Treasury Prime Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAXX
General Municipal Money Market Fund (First Prospectus Summary) | General Municipal Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMXX
General California Municipal Money Market Fund (First Prospectus Summary) | General California Municipal Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCAXX
General New York Municipal Money Market Fund (First Prospectus Summary) | General New York Municipal Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMXX
General Money Market Fund, Inc (Second Prospectus Summary) | General Money Market Fund, Inc | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMBXX
General Government Securities Money Market Fund (Second Prospectus Summary) | General Government Securities Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBXX
General Treasury Prime Money Market Fund (Second Prospectus Summary) | General Treasury Prime Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBXX
General Municipal Money Market Fund (Second Prospectus Summary) | General Municipal Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBMXX
General California Municipal Money Market Fund (Second Prospectus Summary) | General California Municipal Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GENXX
General New York Municipal Money Market Fund (Second Prospectus Summary) | General New York Municipal Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNYXX